Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income		¥ 21,549	$ 3,036	¥ 7,534	¥ 7,591
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of fixed assets and computer parts		7,390	1,041	6,477	5,884
Amortization and impairment of intangible assets		430	61	467	471
Deferred income tax, net		(163)	(23)	(99)	(449)
Share-based compensation		6,345	894	6,788	7,056
Allowance for credit losses		693	98	701	989
Investment and interest (income) loss		(3,765)	(530)	4,010	(3,930)
Amortization of licensed copyrights		7,088	998	7,781	10,083
Amortization and impairment of produced content		6,549	922	5,359	6,121
Impairment of long-term investments and other assets		910	128	3,058	4,445
Share of losses from equity method investments		3,799	535	1,910	932
Gain on disposal of subsidiaries or business		(157)	(22)	(868)	(45)
Gain on disposal of fixed assets		(36)	(5)	(58)	(81)
Barter transaction revenue		(418)	(59)	(876)	(1,244)
Accretion on convertible senior notes and others		332	47	146	618
Other non-cash expenses (income)		(864)	(121)	598	372
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable		216	30	(2,369)	(2,144)
Amounts due from related parties		(196)	(28)	264	(695)
Licensed copyrights		(6,381)	(899)	(6,144)	(9,731)
Produced content		(6,928)	(976)	(7,391)	(10,492)
Other assets		(691)	(98)	965	(3,644)
Customer deposits and deferred revenue		1,645	232	(460)	622
Accounts payable and accrued liabilities and other non-current liabilities		(858)	(122)	(1,450)	7,141
Deferred income		273	38	16	(29)
Amounts due to related parties		(147)	(20)	(189)	281
Net cash provided by operating activities		36,615	5,157	26,170	20,122
Cash flows from investing activities:
Acquisition of fixed assets		(11,190)	(1,576)	(8,286)	(10,896)
Acquisition of businesses, net of cash acquired		(115)	(16)	(14)	(247)
Acquisition of intangible assets		(105)	(15)	(107)	(344)
Purchases of time deposits and held-to-maturity investments		(198,658)	(27,980)	(173,934)	(171,526)
Maturities of time deposits and held-to-maturity investments		152,877	21,532	178,831	156,700
Purchases of available-for-sale debt investments		(3,335)	(470)	(7,587)	(25,575)
Sales and maturities of available-for-sale debt investments		2,155	304	9,288	25,895
Purchases of equity investments		(1,487)	(209)	(3,628)	(3,395)
Proceeds from disposal of equity investments		6,884	969	1,984	9,908
Disposal of subsidiaries' shares		15	2	270	0
Loans provided to third parties		(1,472)	(207)	0	(810)
Loans provided to related parties		(1)		(859)	0
Repayment of loans provided to third parties				0	810
Repayment of loans provided to related parties		3,946	556	0	0
Prepayments made for the acquisition of businesses				0	(12,035)
Other investing activities		89	12	98	71
Net cash used in investing activities		(50,397)	(7,098)	(3,944)	(31,444)
Cash flows from financing activities:
Proceeds from short-term loans		15,928	2,243	6,273	4,487
Repayments of short-term loans		(11,026)	(1,553)	(5,084)	(3,365)
Proceeds from long-term loans		130	18	0	12,673
Repayments of long-term loans and borrowings from third party investors		(7,327)	(1,032)	(11,451)	(7,277)
Repayment of loans borrowed from related parties		(3,477)	(490)	0	0
Proceeds from issuance of long-term notes, net of issuance costs				0	6,440
Proceeds from issuance of convertible senior notes, net of issuance costs		4,415	622	3,449	633
Repayments or redemption of convertible senior notes		(11,736)	(1,653)	0	(4,751)
Proceeds from issuance of subsidiaries' shares		3,461	488	1,227	684
Repurchase of ordinary shares		(4,764)	(671)	(1,925)	(7,581)
Proceeds from exercise of share options		103	15	200	335
Proceeds from issuance of redeemable noncontrolling interests		351	49	1,212	4,935
Acquisition of redeemable noncontrolling interests and noncontrolling interests in a subsidiary				(86)	(880)
Proceeds from Hong Kong listing, net of issuance costs				0	19,873
Return of equity to noncontrolling interest shareholders				0	(2,701)
Other financing activities		(220)	(31)	(205)	(109)
Net cash provided by/(used in) financing activities		(14,162)	(1,995)	(6,390)	23,396
Effect of exchange rate changes on cash, cash equivalents and restricted cash		282	40	1,729	(943)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(27,662)	(3,896)	17,565	11,131
Cash, cash equivalents and restricted cash at the beginning of the year		65,236	9,188	47,671	36,540
Cash, cash equivalents and restricted cash at the end of the year		37,574	5,292	65,236	47,671
Supplemental disclosures:
Interest paid		2,764	389	2,690	2,542
Income taxes paid		3,666	516	3,525	3,253
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities		1,310	184	1,000	1,843
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		25,231	3,554	53,156	36,850
Restricted cash		11,503	1,620	11,330	10,821
Long-term restricted cash	[1]	840	118	750
Cash, cash equivalents and restricted cash at the end of the year		¥ 37,574	$ 5,292	¥ 65,236	¥ 47,671

[1]	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Convertible Notes (Note 15).